Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Buildings	$16,114	$15,935
Furniture and equipment	691	974
Motor vehicles	118	119
Office improvements	1,857	1,868
Subtotal	18,780	18,896
Less: accumulated depreciation	(4,627)	(4,270)
Property and equipment, net	$14,153	$14,626